Business Combination - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net proceeds from Business Combination	$ 257,500	$ 257,461
Common stock	$ 6	$ 6		$ 0
Common stock, shares issued	62,378,996	62,378,996	105,585	9,656,100
Shares Issued	7,500,000	7,500,000
Purchase of aggregate shares		$ 75,000
Converted into right to receive pro rata portion of shares		32,500,000
Shares reserved for contractually committed issuance	257,627	257,627
Underwriting fees and others		$ 16,500
Unpaid Business Acquisition Cost	$ 400	$ 400
2021 Stock Option and Incentive Plan Member
Business Acquisition [Line Items]
Shares reserved for contractually committed issuance	13,000,000	13,000,000
Old Pardes Common Stock
Business Acquisition [Line Items]
Common stock	$ 325,000	$ 325,000
Common stock, shares issued	32,500,000	32,500,000
Share price per share	$ 10.00	$ 10.00
Unvested restricted stock		5,733,270
Shares Issued	2,878,138	2,878,138
Old Pardes Preferred Stock
Business Acquisition [Line Items]
Shares Issued	23,630,965	23,630,965